Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted Average Assumptions in Lattice-Based Binomial Method
The fair value of each option award is estimated on the date of grant using the weighted-average assumptions noted in the following table:

Assumptions	2014	2013	2012
Dividend yield	N/A	N/A	3.0%
Expected volatility	N/A	N/A	34
Risk-free interest rate	N/A	N/A	1.38
Expected option lives (in years)	N/A	N/A	6.9

Summary of Stock Option Activity
A summary of the status of our options as of Dec. 31, 2014, and changes during the year, is presented below:

Stock option activity	Shares subject to option	Weighted-average exercise price	Weighted- average remaining contractual term (in years)
Balance at Dec. 31, 2013	65,796,322	$32.30	4.9
Granted	—	—
Exercised	(12,990,193)	28.46
Canceled/Expired	(4,385,874)	35.27
Balance at Dec. 31, 2014	48,420,255	$33.06	4.2
Vested and expected to vest at Dec. 31, 2014	48,384,788	33.07	4.2
Exercisable at Dec. 31, 2014	42,137,574	34.38	3.9

Stock Options Outstanding

Stock options outstanding at Dec. 31, 2014
	Options outstanding			Options exercisable (a)
Range of exercise prices	Outstanding at Dec. 31, 2014	Weighted-average remaining contractual life (in years)	Weighted-average exercise price	Exercisable at Dec. 31, 2014	Weighted-average exercise price
$ 18 to 31	26,058,747	5.8	$25.73	19,776,342	$26.21
$ 31 to 41	10,629,833	1.8	38.47	10,629,557	38.47
$ 41 to 51	11,731,675	3.0	44.44	11,731,675	44.44
$ 18 to 51	48,420,255	4.2	$33.06	42,137,574	$34.38

(a)	At Dec. 31, 2013 and 2012, 52,130,525 and 57,710,802 options were exercisable at an average price per common share of $34.00 and $33.95, respectively.

Aggregate Intrinsic Value of Options

Aggregate intrinsic value of options (in millions)	2014	2013	2012
Outstanding at Dec. 31,	$409	$336	$123
Exercisable at Dec. 31,	$307	$212	$64

Nonvested Restricted Stock and Restricted Stock Units Activity
The following table summarizes our nonvested PSU, restricted stock and RSU activity for 2014.

Nonvested PSU, restricted stock and RSU activity	Number of shares	Weighted- average fair value
Nonvested PSUs, restricted stock and RSUs at Dec. 31, 2013	21,541,377	$26.59
Granted	8,497,823	31.58
Vested	(8,082,216)	29.06
Forfeited	(556,693)	27.37
Nonvested PSUs, restricted stock and RSUs at Dec. 31, 2014	21,400,291	$27.72